Prepaid Expenses And Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Detail)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Prepaid Expense and Other Assets [Abstract]
Prepaid expenses	¥ 17,471,073	$ 2,541,062	¥ 7,555,209
Prepaid deposit for investment			51,500,000
Deposits held by third-parties	5,148,522	748,821	3,128,151
Telematics devices	4,400,164	639,977	3,791,271
Loan to suppliers	3,878,743	564,140	67,577,700
Interest receivables	9,050,640	1,316,361
Others	21,323,376	3,101,357	11,305,891
Total	¥ 61,272,518	$ 8,911,718	¥ 144,858,222